UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04526
Name of Registrant: Vanguard Quantitative Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: June 30, 2013
Item 1: Schedule of Investments

Growth and Income Fund

Schedule of Investments
As of June 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (97.9%)[1]
Consumer Discretionary (13.7%)
Home Depot Inc.	533,892	41,361
Comcast Corp. Class A	960,350	40,219
* Amazon.com Inc.	112,100	31,129
Time Warner Inc.	494,509	28,593
* DIRECTV	406,537	25,051
Time Warner Cable Inc.	218,880	24,620
TJX Cos. Inc.	474,170	23,737
Ford Motor Co.	1,520,410	23,521
McDonald's Corp.	237,544	23,517
Viacom Inc. Class B	283,050	19,262
Lowe's Cos. Inc.	438,950	17,953
* O'Reilly Automotive Inc.	157,100	17,693
Walt Disney Co.	257,745	16,277
* priceline.com Inc.	19,291	15,956
* Charter Communications Inc. Class A	122,300	15,147
* Goodyear Tire & Rubber Co.	921,760	14,094
Cablevision Systems Corp. Class A	821,014	13,809
Wyndham Worldwide Corp.	241,250	13,807
Starbucks Corp.	200,895	13,157
Wynn Resorts Ltd.	99,195	12,697
Gannett Co. Inc.	488,524	11,949
* PulteGroup Inc.	628,750	11,927
Whirlpool Corp.	102,826	11,759
Macy's Inc.	221,900	10,651
Gap Inc.	254,900	10,637
Starwood Hotels & Resorts Worldwide Inc.	159,520	10,080
News Corp. Class A	274,956	8,964
NIKE Inc. Class B	140,700	8,960
Mattel Inc.	177,490	8,042
GameStop Corp. Class A	152,220	6,398
Expedia Inc.	102,770	6,182
* NVR Inc.	6,700	6,177
Omnicom Group Inc.	92,450	5,812
Interpublic Group of Cos. Inc.	393,519	5,726
Washington Post Co. Class B	10,949	5,297
* TripAdvisor Inc.	81,900	4,985
PVH Corp.	39,420	4,929
Marriott International Inc. Class A	121,720	4,914
Newell Rubbermaid Inc.	180,940	4,750
* Apollo Group Inc. Class A	262,800	4,657
Delphi Automotive plc	89,150	4,519
Darden Restaurants Inc.	89,430	4,514
Target Corp.	60,510	4,167
International Game Technology	246,470	4,119
* Fossil Group Inc.	37,500	3,874
* AutoNation Inc.	83,990	3,644
Carnival Corp.	104,520	3,584
Yum! Brands Inc.	47,060	3,263
* Discovery Communications Inc. Class A	40,710	3,143

* Liberty Media Corp. Class A	23,600	2,992
Scripps Networks Interactive Inc. Class A	43,400	2,897
Lennar Corp. Class A	61,320	2,210
Harman International Industries Inc.	37,660	2,041
L Brands Inc.	39,990	1,970
Hasbro Inc.	42,237	1,893
Leggett & Platt Inc.	56,920	1,770
* Fifth & Pacific Cos. Inc.	73,701	1,646
D.R. Horton Inc.	76,340	1,625
* Orbitz Worldwide Inc.	201,600	1,619
H&R Block Inc.	52,470	1,456
Nordstrom Inc.	23,350	1,400
Kohl's Corp.	25,200	1,273
* Sally Beauty Holdings Inc.	40,400	1,256
* Netflix Inc.	5,160	1,089
Service Corp. International	56,600	1,020
* Discovery Communications Inc.	14,371	1,001
* General Motors Co.	29,730	990
* Live Nation Entertainment Inc.	61,500	953
CBS Corp. Class B	18,933	925
GNC Holdings Inc.	15,400	681
VF Corp.	3,340	645
* Beazer Homes USA Inc.	33,400	585
* Christopher & Banks Corp.	67,000	452
* Liberty Global plc Class A	4,900	363
Churchill Downs Inc.	3,400	268
* Ascent Capital Group Inc. Class A	3,407	266
Hillenbrand Inc.	9,600	228
Domino's Pizza Inc.	3,900	227
Lear Corp.	3,200	193
Ameristar Casinos Inc.	7,258	191
* Bed Bath & Beyond Inc.	2,515	178
Belo Corp. Class A	12,000	167
Six Flags Entertainment Corp.	4,400	155
Best Buy Co. Inc.	5,529	151
* Biglari Holdings Inc.	343	141
* New York & Co. Inc.	17,520	111
* Unifi Inc.	4,800	99
* Body Central Corp.	7,133	95
Blyth Inc.	5,898	82
* Corinthian Colleges Inc.	31,500	71
Johnson Controls Inc.	1,900	68
* Tesla Motors Inc.	600	64
* Liberty Ventures Class A	600	51
* Media General Inc. Class A	3,979	44
* Carmike Cinemas Inc.	2,200	43
* DreamWorks Animation SKG Inc. Class A	1,500	38
* Sears Hometown and Outlet Stores Inc.	773	34
Hooker Furniture Corp.	1,844	30
* Lee Enterprises Inc.	14,075	29
Fisher Communications Inc.	602	25
* Build-A-Bear Workshop Inc.	3,780	23
Universal Technical Institute Inc.	2,184	23
* American Apparel Inc.	11,272	22
Ambassadors Group Inc.	4,798	17
* Isle of Capri Casinos Inc.	1,899	14
* Valuevision Media Inc. Class A	2,463	13

Regis Corp.	700	11
* Tuesday Morning Corp.	1,100	11
* Tempur Sealy International Inc.	200	9
* Education Management Corp.	1,300	7
AH Belo Corp. Class A	888	6
Movado Group Inc.	179	6
Harte-Hanks Inc.	600	5
* Reading International Inc. Class A	700	4
* CST Brands Inc.	144	4
* Express Inc.	200	4
Lincoln Educational Services Corp.	600	3
* Furniture Brands International Inc.	600	2
* Pacific Sunwear of California Inc.	300	1
* School Specialty Inc.	7,119	—
		657,209
Consumer Staples (10.2%)
Procter & Gamble Co.	909,060	69,989
PepsiCo Inc.	728,431	59,578
Philip Morris International Inc.	617,689	53,504
Wal-Mart Stores Inc.	524,179	39,046
Coca-Cola Co.	681,642	27,341
Kraft Foods Group Inc.	489,035	27,322
Costco Wholesale Corp.	204,450	22,606
Altria Group Inc.	623,158	21,804
CVS Caremark Corp.	296,840	16,973
Kimberly-Clark Corp.	154,341	14,993
ConAgra Foods Inc.	364,281	12,724
Kroger Co.	363,000	12,538
Reynolds American Inc.	197,372	9,547
JM Smucker Co.	89,900	9,273
Dr Pepper Snapple Group Inc.	171,301	7,868
Coca-Cola Enterprises Inc.	221,540	7,789
Avon Products Inc.	355,950	7,486
Mondelez International Inc. Class A	237,140	6,766
General Mills Inc.	133,610	6,484
* Dean Foods Co.	633,510	6,348
Walgreen Co.	138,900	6,139
Estee Lauder Cos. Inc. Class A	82,600	5,433
Kellogg Co.	82,260	5,284
Colgate-Palmolive Co.	87,324	5,003
Campbell Soup Co.	100,100	4,484
* Constellation Brands Inc. Class A	80,630	4,202
Molson Coors Brewing Co. Class B	55,460	2,654
Sysco Corp.	69,949	2,389
Safeway Inc.	94,410	2,234
Beam Inc.	34,300	2,165
Mead Johnson Nutrition Co.	17,900	1,418
* Monster Beverage Corp.	22,400	1,361
Lorillard Inc.	30,800	1,345
Hormel Foods Corp.	34,400	1,327
* WhiteWave Foods Co. Class B	75,419	1,146
Clorox Co.	12,360	1,028
* WhiteWave Foods Co. Class A	48,409	787
* Green Mountain Coffee Roasters Inc.	8,000	601
Tyson Foods Inc. Class A	18,470	474
Hershey Co.	1,300	116
Herbalife Ltd.	1,600	72

Pinnacle Foods Inc.	2,700	65
* Crimson Wine Group Ltd.	6,540	56
Cott Corp.	2,000	16
* Pantry Inc.	1,220	15
* Synutra International Inc.	800	4
		489,797
Energy (9.4%)
Exxon Mobil Corp.	1,554,153	140,418
Chevron Corp.	706,709	83,632
Anadarko Petroleum Corp.	388,998	33,427
Schlumberger Ltd.	316,289	22,665
ConocoPhillips	356,284	21,555
Occidental Petroleum Corp.	233,835	20,865
Phillips 66	339,992	20,029
Marathon Petroleum Corp.	253,580	18,019
Valero Energy Corp.	334,630	11,635
Tesoro Corp.	195,850	10,247
Ensco plc Class A	170,200	9,892
* WPX Energy Inc.	484,960	9,185
Noble Energy Inc.	127,100	7,631
Williams Cos. Inc.	204,690	6,646
Kinder Morgan Inc.	145,830	5,563
Marathon Oil Corp.	148,693	5,142
EOG Resources Inc.	31,750	4,181
Murphy Oil Corp.	65,000	3,958
* Southwestern Energy Co.	102,410	3,741
Halliburton Co.	71,400	2,979
National Oilwell Varco Inc.	32,400	2,232
Helmerich & Payne Inc.	34,400	2,148
* Newfield Exploration Co.	71,000	1,696
CONSOL Energy Inc.	55,730	1,510
Peabody Energy Corp.	100,600	1,473
Apache Corp.	8,340	699
Devon Energy Corp.	11,627	603
Cabot Oil & Gas Corp.	7,000	497
SemGroup Corp. Class A	7,154	385
* Hercules Offshore Inc.	38,000	268
* Denbury Resources Inc.	11,000	191
* Northern Oil and Gas Inc.	7,300	97
* Endeavour International Corp.	24,900	96
* Overseas Shipholding Group Inc.	20,900	87
Seadrill Ltd.	1,500	61
* TETRA Technologies Inc.	4,600	47
* Lone Pine Resources Inc.	96,804	32
DHT Holdings Inc.	6,100	27
* Forest Oil Corp.	6,400	26
Tsakos Energy Navigation Ltd.	5,427	26
* Goodrich Petroleum Corp.	2,000	26
* Cal Dive International Inc.	11,598	22
* Hyperdynamics Corp.	39,000	19
* Harvest Natural Resources Inc.	3,381	11
* Uranium Resources Inc.	2,970	8
Scorpio Tankers Inc.	460	4
* Renewable Energy Group Inc.	276	4
* SandRidge Energy Inc.	800	4
		453,709

Exchange-Traded Fund (0.1%)
SPDR S&P 500 ETF Trust	46,500	7,440

Financials (17.8%)
JPMorgan Chase & Co.	1,590,621	83,969
Wells Fargo & Co.	1,998,207	82,466
* Berkshire Hathaway Inc. Class B	514,695	57,605
Citigroup Inc.	1,172,054	56,223
* American International Group Inc.	1,104,580	49,375
Bank of America Corp.	3,698,356	47,561
State Street Corp.	376,771	24,569
Goldman Sachs Group Inc.	161,190	24,380
Morgan Stanley	801,580	19,583
SLM Corp.	811,925	18,561
Aon plc	265,960	17,115
Fifth Third Bancorp	937,970	16,930
Aflac Inc.	280,407	16,297
Marsh & McLennan Cos. Inc.	407,529	16,269
American Express Co.	207,947	15,546
Allstate Corp.	311,200	14,975
Simon Property Group Inc.	89,590	14,148
US Bancorp	389,246	14,071
Discover Financial Services	288,270	13,733
American Tower Corporation	175,815	12,864
Equity Residential	211,800	12,297
Regions Financial Corp.	1,100,600	10,489
Weyerhaeuser Co.	364,240	10,377
Travelers Cos. Inc.	109,616	8,761
XL Group plc Class A	280,310	8,499
Bank of New York Mellon Corp.	297,975	8,358
Ameriprise Financial Inc.	100,944	8,164
PNC Financial Services Group Inc.	110,139	8,031
Loews Corp.	180,860	8,030
Prologis Inc.	212,100	8,000
SunTrust Banks Inc.	200,150	6,319
Chubb Corp.	73,775	6,245
Unum Group	212,252	6,234
ACE Ltd.	68,577	6,136
Progressive Corp.	234,962	5,973
Ventas Inc.	84,600	5,876
MetLife Inc.	123,210	5,638
HCP Inc.	123,700	5,621
Torchmark Corp.	83,760	5,456
Plum Creek Timber Co. Inc.	114,286	5,334
Prudential Financial Inc.	72,380	5,286
Assurant Inc.	96,400	4,908
* E*TRADE Financial Corp.	381,740	4,833
* CBRE Group Inc. Class A	197,340	4,610
Northern Trust Corp.	78,600	4,551
Lincoln National Corp.	114,500	4,176
KeyCorp	377,399	4,167
Comerica Inc.	97,810	3,896
First Horizon National Corp.	343,160	3,843
Equity Lifestyle Properties Inc.	48,799	3,835
Public Storage	22,100	3,389
Capital One Financial Corp.	53,510	3,361
BB&T Corp.	93,920	3,182

Kimco Realty Corp.	130,600	2,799
Principal Financial Group Inc.	73,450	2,751
People's United Financial Inc.	178,492	2,660
Vornado Realty Trust	26,759	2,217
* IntercontinentalExchange Inc.	10,970	1,950
Boston Properties Inc.	18,340	1,934
M&T Bank Corp.	16,959	1,895
Granite REIT	47,800	1,652
Hartford Financial Services Group Inc.	50,980	1,576
Apartment Investment & Management Co. Class A	41,186	1,237
Erie Indemnity Co. Class A	14,700	1,171
Leucadia National Corp.	42,200	1,106
Hudson City Bancorp Inc.	120,458	1,103
CME Group Inc.	14,100	1,071
Charles Schwab Corp.	49,620	1,053
Geo Group Inc.	25,600	869
* CIT Group Inc.	16,400	765
* Flagstar Bancorp Inc.	54,700	764
Franklin Resources Inc.	5,100	694
McGraw Hill Financial Inc.	12,800	681
Legg Mason Inc.	18,800	583
Huntington Bancshares Inc.	53,200	419
Invesco Ltd.	11,500	366
Healthcare Trust of America Inc. Class A	29,200	328
* NewStar Financial Inc.	23,000	306
Old Republic International Corp.	22,400	288
OFG Bancorp	15,300	277
* Central Pacific Financial Corp.	12,900	232
Ryman Hospitality Properties	4,900	191
* Knight Capital Group Inc. Class A	46,200	166
Health Care REIT Inc.	2,472	166
Potlatch Corp.	3,800	154
First Industrial Realty Trust Inc.	8,900	135
* Realogy Holdings Corp.	2,700	130
Parkway Properties Inc.	7,400	124
White Mountains Insurance Group Ltd.	200	115
American Assets Trust Inc.	3,100	96
Regency Centers Corp.	1,800	91
NYSE Euronext	2,000	83
Summit Hotel Properties Inc.	8,700	82
Symetra Financial Corp.	5,000	80
Retail Properties of America Inc.	5,000	71
* Cowen Group Inc. Class A	23,411	68
* Howard Hughes Corp.	600	67
ProAssurance Corp.	1,262	66
* First BanCorp	7,264	51
Montpelier Re Holdings Ltd.	1,800	45
CorEnergy Infrastructure Trust	6,300	44
THL Credit Inc.	2,841	43
* Hilltop Holdings Inc.	2,300	38
Validus Holdings Ltd.	900	33
Chatham Lodging Trust	1,700	29
* Southwest Bancorp Inc.	2,065	27
Rouse Properties Inc.	1,200	24
* United Community Banks Inc.	1,400	17
JAVELIN Mortgage Investment Corp.	1,169	16
ZAIS Financial Corp.	900	16

* FelCor Lodging Trust Inc.	1,903	11
Tower Group International Ltd.	478	10
* Phoenix Cos. Inc.	226	10
Agree Realty Corp.	300	9
First Financial Holdings Inc.	400	8
WP Carey Inc.	100	7
* Doral Financial Corp.	6,695	6
* Suffolk Bancorp	300	5
Sterling Financial Corp.	201	5
Spirit Realty Capital Inc.	200	4
* Preferred Bank	196	3
* Altisource Asset Management Corp.	10	3
* Seacoast Banking Corp. of Florida	1,100	2
Newcastle Investment Corp.	385	2
SI Financial Group Inc.	100	1
MidSouth Bancorp Inc.	6	—
		855,216
Health Care (12.8%)
Johnson & Johnson	884,896	75,977
^ Pfizer Inc.	2,402,098	67,283
Merck & Co. Inc.	1,004,086	46,640
AbbVie Inc.	698,673	28,883
Medtronic Inc.	521,093	26,821
* Celgene Corp.	217,610	25,441
Amgen Inc.	248,890	24,555
Eli Lilly & Co.	493,535	24,242
UnitedHealth Group Inc.	367,432	24,059
* Mylan Inc.	662,130	20,546
* Express Scripts Holding Co.	322,780	19,912
* Biogen Idec Inc.	86,532	18,622
* Gilead Sciences Inc.	297,637	15,242
Baxter International Inc.	213,958	14,821
Becton Dickinson and Co.	136,902	13,530
Cigna Corp.	179,430	13,007
* Boston Scientific Corp.	1,396,962	12,950
Abbott Laboratories	360,002	12,557
* CareFusion Corp.	284,600	10,487
Bristol-Myers Squibb Co.	213,432	9,538
Zimmer Holdings Inc.	124,700	9,345
Covidien plc	140,400	8,823
* Hospira Inc.	221,250	8,476
Zoetis Inc.	268,436	8,292
Allergan Inc.	78,470	6,610
AmerisourceBergen Corp. Class A	116,300	6,493
Cardinal Health Inc.	126,690	5,980
* Tenet Healthcare Corp.	129,286	5,960
McKesson Corp.	51,010	5,841
Thermo Fisher Scientific Inc.	60,220	5,096
* DaVita Inc.	42,000	5,074
Agilent Technologies Inc.	105,660	4,518
Humana Inc.	46,279	3,905
Aetna Inc.	55,300	3,514
* Alexion Pharmaceuticals Inc.	27,700	2,555
* Life Technologies Corp.	34,400	2,546
PerkinElmer Inc.	68,489	2,226
DENTSPLY International Inc.	51,320	2,102
* Edwards Lifesciences Corp.	30,500	2,050

*	Health Net Inc.	38,800	1,235
	Quest Diagnostics Inc.	17,880	1,084
*	Forest Laboratories Inc.	19,297	791
	Teleflex Inc.	8,100	628
	Patterson Cos. Inc.	16,490	620
*	Sarepta Therapeutics Inc.	13,442	511
*	XenoPort Inc.	102,700	508
*	Laboratory Corp. of America Holdings	3,980	398
*	Medivation Inc.	6,500	320
*	Orexigen Therapeutics Inc.	54,300	318
*	Keryx Biopharmaceuticals Inc.	35,300	264
*	Array BioPharma Inc.	48,600	221
*	Rigel Pharmaceuticals Inc.	64,651	216
*	Sirona Dental Systems Inc.	3,100	204
*	Auxilium Pharmaceuticals Inc.	10,800	180
*	Cell Therapeutics Inc.	161,500	170
*,^ Celsion Corp.		165,625	169
*	Progenics Pharmaceuticals Inc.	36,692	164
*	GTx Inc.	24,408	161
*	Vivus Inc.	12,800	161
*	AVEO Pharmaceuticals Inc.	61,300	153
*	Dynavax Technologies Corp.	137,190	151
*	Nektar Therapeutics	12,700	147
*	AMAG Pharmaceuticals Inc.	6,500	145
*	Amicus Therapeutics Inc.	59,236	138
*	Aegerion Pharmaceuticals Inc.	1,954	124
*	Cytokinetics Inc.	9,066	105
*	Idenix Pharmaceuticals Inc.	27,700	100
*	Sequenom Inc.	23,400	98
*	Arqule Inc.	31,730	74
*	CardioNet Inc.	11,900	70
	Pain Therapeutics Inc.	30,847	68
*	Accuray Inc.	11,677	67
*	Vertex Pharmaceuticals Inc.	800	64
*	MedAssets Inc.	3,500	62
*	Alnylam Pharmaceuticals Inc.	2,000	62
*	Nordion Inc.	8,300	61
*	LCA-Vision Inc.	20,300	61
*	BioMarin Pharmaceutical Inc.	1,000	56
*	Synta Pharmaceuticals Corp.	10,700	53
*	Team Health Holdings Inc.	1,300	53
*	Exact Sciences Corp.	3,352	47
*	ViroPharma Inc.	1,600	46
*	Staar Surgical Co.	4,500	46
*	Oncothyreon Inc.	28,025	44
*	Cleveland Biolabs Inc.	23,400	37
*	NuVasive Inc.	1,400	35
*	Sunesis Pharmaceuticals Inc.	6,600	34
*	Bruker Corp.	1,700	27
*	Five Star Quality Care Inc.	4,600	26
*	Chelsea Therapeutics International Ltd.	11,000	25
*	Baxano Surgical Inc.	10,180	24
*	PharMerica Corp.	1,680	23
*	BioDelivery Sciences International Inc.	5,600	23
	Questcor Pharmaceuticals Inc.	500	23
*	Momenta Pharmaceuticals Inc.	1,347	20
*	Accretive Health Inc.	1,700	18

* Neuralstem Inc.	10,219	15
* Illumina Inc.	200	15
* Nymox Pharmaceutical Corp.	2,800	14
* HealthSouth Corp.	500	14
Techne Corp.	200	14
* BioCryst Pharmaceuticals Inc.	8,800	14
* VCA Antech Inc.	500	13
* Ligand Pharmaceuticals Inc. Class B	300	11
* Hansen Medical Inc.	7,000	10
* Threshold Pharmaceuticals Inc.	1,800	9
* Allscripts Healthcare Solutions Inc.	700	9
* Providence Service Corp.	300	9
* Zalicus Inc.	11,700	7
* Medical Action Industries Inc.	800	6
* Albany Molecular Research Inc.	500	6
* Synergy Pharmaceuticals Inc.	897	4
* NxStage Medical Inc.	200	3
* Biosante Pharmaceuticals Inc.	2,849	3
* Infinity Pharmaceuticals Inc.	100	2
* Neurocrine Biosciences Inc.	100	1
Myrexis Inc.	1,550	—
		615,431
Industrials (10.0%)
General Electric Co.	4,631,857	107,413
Union Pacific Corp.	182,583	28,169
Boeing Co.	254,210	26,041
Honeywell International Inc.	265,780	21,087
General Dynamics Corp.	258,271	20,230
United Parcel Service Inc. Class B	226,493	19,587
Emerson Electric Co.	310,209	16,919
Lockheed Martin Corp.	151,984	16,484
Tyco International Ltd.	492,560	16,230
Danaher Corp.	256,178	16,216
Ingersoll-Rand plc	230,360	12,790
Raytheon Co.	193,085	12,767
Northrop Grumman Corp.	131,900	10,921
Textron Inc.	396,317	10,324
United Technologies Corp.	104,110	9,676
ADT Corp.	230,287	9,177
Republic Services Inc. Class A	268,880	9,126
Rockwell Automation Inc.	106,000	8,813
Dun & Bradstreet Corp.	84,790	8,263
Caterpillar Inc.	90,211	7,442
3M Co.	67,000	7,326
Pentair Ltd.	109,600	6,323
Ryder System Inc.	102,530	6,233
L-3 Communications Holdings Inc.	66,345	5,688
Stanley Black & Decker Inc.	73,290	5,665
FedEx Corp.	53,500	5,274
Rockwell Collins Inc.	74,590	4,730
CSX Corp.	180,687	4,190
Deere & Co.	51,520	4,186
Xylem Inc.	155,200	4,181
Southwest Airlines Co.	295,851	3,814
Avery Dennison Corp.	84,590	3,617
Iron Mountain Inc.	133,840	3,562
Joy Global Inc.	62,100	3,014

Waste Management Inc.	71,620	2,888
Roper Industries Inc.	23,030	2,861
C.H. Robinson Worldwide Inc.	45,920	2,586
Masco Corp.	119,240	2,324
Illinois Tool Works Inc.	24,800	1,715
Pitney Bowes Inc.	93,322	1,370
Cintas Corp.	22,320	1,016
Equifax Inc.	16,380	965
Flowserve Corp.	17,220	930
Babcock & Wilcox Co.	30,500	916
Parker Hannifin Corp.	8,620	822
Towers Watson & Co. Class A	8,000	656
Norfolk Southern Corp.	8,100	588
* Spirit Aerosystems Holdings Inc. Class A	25,900	556
* EnerNOC Inc.	34,900	463
Robert Half International Inc.	13,174	438
* DigitalGlobe Inc.	13,300	412
* Engility Holdings Inc.	14,297	406
* Verisk Analytics Inc. Class A	6,500	388
Huntington Ingalls Industries Inc.	6,000	339
* AerCap Holdings NV	16,100	281
Albany International Corp.	8,400	277
* ICF International Inc.	4,187	132
HEICO Corp.	2,400	121
Chicago Bridge & Iron Co. NV	1,500	90
* Republic Airways Holdings Inc.	7,500	85
* MRC Global Inc.	2,906	80
Covanta Holding Corp.	3,800	76
* Fuel Tech Inc.	19,600	75
Alliant Techsystems Inc.	900	74
PACCAR Inc.	1,300	70
* FuelCell Energy Inc.	54,483	69
* Nortek Inc.	1,000	64
Acacia Research Corp.	2,600	58
* Xerium Technologies Inc.	5,500	56
Expeditors International of Washington Inc.	1,400	53
* Old Dominion Freight Line Inc.	720	30
* Colfax Corp.	500	26
* Cenveo Inc.	11,467	24
* Federal Signal Corp.	2,730	24
Great Lakes Dredge & Dock Corp.	2,400	19
* GenCorp Inc.	1,100	18
* ARC Document Solutions Inc.	3,710	15
* WageWorks Inc.	400	14
Star Bulk Carriers Corp.	1,809	10
* Genco Shipping & Trading Ltd.	5,600	9
* Odyssey Marine Exploration Inc.	2,958	9
Aircastle Ltd.	500	8
* NCI Building Systems Inc.	500	8
* CRA International Inc.	400	7
* Pacer International Inc.	800	5
* Eagle Bulk Shipping Inc.	1,000	4
* Tecumseh Products Co. Class A	268	3
* Star Bulk Carriers Corp. Rights Exp. 12/31/2049	1,809	1
		480,012
Information Technology (14.7%)
Apple Inc.	301,653	119,479

International Business Machines Corp.	341,094	65,186
* Google Inc. Class A	72,389	63,729
Microsoft Corp.	1,499,364	51,773
Cisco Systems Inc.	1,988,075	48,330
Oracle Corp.	1,255,789	38,578
Visa Inc. Class A	188,026	34,362
Hewlett-Packard Co.	1,037,340	25,726
Mastercard Inc. Class A	42,559	24,450
Intel Corp.	659,557	15,974
Computer Sciences Corp.	358,400	15,687
Symantec Corp.	661,910	14,873
Texas Instruments Inc.	414,052	14,438
* LSI Corp.	2,021,760	14,435
Western Digital Corp.	223,305	13,865
QUALCOMM Inc.	215,851	13,184
Motorola Solutions Inc.	227,980	13,161
Fidelity National Information Services Inc.	302,920	12,977
Accenture plc Class A	175,100	12,600
Seagate Technology plc	235,160	10,542
EMC Corp.	409,420	9,671
* BMC Software Inc.	178,560	8,060
* Juniper Networks Inc.	384,268	7,420
Xerox Corp.	549,933	4,988
* Autodesk Inc.	145,100	4,925
* VeriSign Inc.	105,100	4,694
Automatic Data Processing Inc.	61,570	4,240
Harris Corp.	78,070	3,845
* Cognizant Technology Solutions Corp. Class A	48,040	3,008
* Zebra Technologies Corp.	63,000	2,737
Dell Inc.	193,100	2,578
* F5 Networks Inc.	33,400	2,298
* eBay Inc.	39,256	2,030
* JDS Uniphase Corp.	129,440	1,861
CA Inc.	64,869	1,857
* Electronic Arts Inc.	72,300	1,661
* First Solar Inc.	36,120	1,616
* Teradyne Inc.	91,400	1,606
TE Connectivity Ltd.	34,100	1,553
Intuit Inc.	24,860	1,517
* Citrix Systems Inc.	22,690	1,369
AOL Inc.	32,700	1,193
Paychex Inc.	32,110	1,173
* Advanced Micro Devices Inc.	276,190	1,127
Linear Technology Corp.	27,101	998
* Fiserv Inc.	8,900	778
Corning Inc.	45,600	649
* NCR Corp.	13,700	452
* CoreLogic Inc.	18,684	433
Western Union Co.	24,918	426
* NetApp Inc.	10,900	412
Tessera Technologies Inc.	18,700	389
* Vocus Inc.	29,600	311
* Adobe Systems Inc.	5,400	246
* FleetCor Technologies Inc.	2,800	228
* Zynga Inc. Class A	69,000	192
* Agilysys Inc.	16,126	182
* Salesforce.com Inc.	4,700	179

* Silicon Image Inc.	22,501	132
* Aspen Technology Inc.	3,900	112
Broadridge Financial Solutions Inc.	3,600	96
* AsiaInfo-Linkage Inc.	8,000	92
* Novatel Wireless Inc.	22,500	89
* Sonus Networks Inc.	26,906	81
* Net 1 UEPS Technologies Inc.	10,650	78
* MoneyGram International Inc.	3,300	75
* SanDisk Corp.	1,100	67
Genpact Ltd.	3,300	64
* Quantum Corp.	44,600	61
* PMC - Sierra Inc.	9,324	59
* Carbonite Inc.	4,495	56
* Mattson Technology Inc.	15,200	33
* Aeroflex Holding Corp.	3,363	27
Jack Henry & Associates Inc.	400	19
* NCI Inc. Class A	3,244	13
* Identive Group Inc.	17,600	13
* Verint Systems Inc.	300	11
* MaxLinear Inc.	1,108	8
* Parkervision Inc.	1,690	8
* Rally Software Development Corp.	200	5
* Entropic Communications Inc.	1,000	4
* Allot Communications Ltd.	300	4
* UTStarcom Holdings Corp.	1,453	4
* Amkor Technology Inc.	816	3
* Amtech Systems Inc.	500	3
* Calix Inc.	300	3
* InterXion Holding NV	100	3
* AVG Technologies NV	131	3
* TeleCommunication Systems Inc. Class A	745	2
* Dynamics Research Corp.	300	2
* Pulse Electronics Corp.	540	1
* STEC Inc.	200	1
* Smith Micro Software Inc.	969	1
* FriendFinder Networks Inc.	1,250	—
* Powerwave Technologies Inc.	15,776	—
		707,484
Materials (3.4%)
Monsanto Co.	264,046	26,088
LyondellBasell Industries NV Class A	278,900	18,480
PPG Industries Inc.	80,715	11,817
Sealed Air Corp.	470,380	11,266
Praxair Inc.	94,098	10,836
International Paper Co.	222,500	9,859
Dow Chemical Co.	292,725	9,417
EI du Pont de Nemours & Co.	151,836	7,971
CF Industries Holdings Inc.	41,950	7,194
Sherwin-Williams Co.	40,240	7,106
Ball Corp.	156,036	6,482
* Owens-Illinois Inc.	190,502	5,294
Vulcan Materials Co.	105,860	5,125
Freeport-McMoRan Copper & Gold Inc.	133,563	3,688
Valspar Corp.	51,700	3,343
Ecolab Inc.	33,500	2,854
Alcoa Inc.	342,230	2,676
Air Products & Chemicals Inc.	28,410	2,602

Allegheny Technologies Inc.	70,641	1,859
International Flavors & Fragrances Inc.	24,600	1,849
Nucor Corp.	38,310	1,660
Eastman Chemical Co.	23,390	1,638
Airgas Inc.	11,740	1,121
^ United States Steel Corp.	58,014	1,017
FMC Corp.	15,382	939
MeadWestvaco Corp.	19,250	657
Newmont Mining Corp.	17,640	528
* Resolute Forest Products Inc.	27,900	367
* Mercer International Inc.	50,341	328
Cliffs Natural Resources Inc.	17,600	286
Axiall Corp.	5,830	248
Buckeye Technologies Inc.	6,500	241
* Clearwater Paper Corp.	4,200	198
Packaging Corp. of America	3,900	191
* Flotek Industries Inc.	9,600	172
FutureFuel Corp.	7,890	112
Rockwood Holdings Inc.	1,300	83
Mesabi Trust	3,504	63
Silgan Holdings Inc.	900	42
Myers Industries Inc.	1,600	24
* Rare Element Resources Ltd.	4,100	8
* General Moly Inc.	3,993	7
* Vista Gold Corp.	4,200	4
		165,740
Telecommunication Services (3.3%)
AT&T Inc.	2,226,501	78,818
Verizon Communications Inc.	923,559	46,492
CenturyLink Inc.	418,600	14,797
* Sprint Nextel Corp.	1,703,930	11,962
* Crown Castle International Corp.	77,350	5,599
Windstream Corp.	253,900	1,958
Frontier Communications Corp.	104,400	423
* Clearwire Corp. Class A	36,600	182
		160,231
Utilities (2.5%)
CMS Energy Corp.	564,300	15,332
PG&E Corp.	294,469	13,466
Northeast Utilities	308,010	12,943
DTE Energy Co.	172,000	11,526
Edison International	220,342	10,612
American Electric Power Co. Inc.	210,430	9,423
AES Corp.	727,227	8,719
Ameren Corp.	209,700	7,222
Pinnacle West Capital Corp.	120,300	6,673
NextEra Energy Inc.	61,740	5,031
Entergy Corp.	54,000	3,763
Southern Co.	61,750	2,725
ONEOK Inc.	58,020	2,397
Dominion Resources Inc.	39,934	2,269
AGL Resources Inc.	50,710	2,173
PPL Corp.	61,590	1,864
CenterPoint Energy Inc.	76,029	1,786
NiSource Inc.	41,674	1,193
Duke Energy Corp.	12,710	858

Xcel Energy Inc.	25,324	718
El Paso Electric Co.	2,700	95
MGE Energy Inc.	1,212	66
NorthWestern Corp.	1,200	48
*	Dynegy Inc.	1,363	31
Wisconsin Energy Corp.	400	16
Southwest Gas Corp.	200	9
*	Calpine Corp.	300	6
120,964
Total Common Stocks (Cost $4,036,284)	4,713,233
Coupon
Temporary Cash Investments (2.9%)[1]
Money Market Fund (2.8%)
[2,3] Vanguard Market Liquidity Fund	0.127%	133,293,841	133,294

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes	0.085%	8/21/13	5,000	4,999
[5,6] Federal Home Loan Bank Discount Notes	0.120%	9/6/13	100	100
[4,5] Freddie Mac Discount Notes	0.130%	9/16/13	300	300
4	Freddie Mac Discount Notes	0.095%	11/18/13	100	100
5,499
Total Temporary Cash Investments (Cost $138,793)	138,793
Total Investments (100.8%) (Cost $4,175,077)	4,852,026
Other Assets and Liabilities-Net (-0.8%)[3]	(40,515)
Net Assets (100%)	4,811,511

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $24,812,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 1.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $25,848,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $4,999,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued

Growth and Income Fund

using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,713,232	1	—
Temporary Cash Investments	133,294	5,499	—
Futures Contracts—Assets[1]	46	—	—
Futures Contracts—Liabilities[1]	(461)	—	—
Total	4,846,111	5,500	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Growth and Income Fund

At June 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2013	210	83,963	(789)
E-mini S&P 500 Index	September 2013	44	3,519	22

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2013, the cost of investment securities for tax purposes was $4,175,077,000. Net unrealized appreciation of investment securities for tax purposes was $676,949,000, consisting of unrealized gains of $753,283,000 on securities that had risen in value since their purchase and $76,334,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Large-Cap Equity Fund

Schedule of Investments
As of June 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (11.6%)
Home Depot Inc.	99,975	7,745
Comcast Corp. Class A	166,900	6,990
Ford Motor Co.	339,400	5,251
Time Warner Inc.	87,600	5,065
TJX Cos. Inc.	88,100	4,410
Time Warner Cable Inc.	38,800	4,364
Macy's Inc.	81,500	3,912
Gap Inc.	90,400	3,772
* O'Reilly Automotive Inc.	32,600	3,671
Wynn Resorts Ltd.	24,300	3,110
Starwood Hotels & Resorts Worldwide Inc.	48,400	3,058
Whirlpool Corp.	26,200	2,996
* PulteGroup Inc.	156,300	2,965
Walt Disney Co.	22,879	1,445
Newell Rubbermaid Inc.	47,400	1,244
NIKE Inc. Class B	19,400	1,235
Lowe's Cos. Inc.	30,000	1,227
McDonald's Corp.	10,147	1,005
* Amazon.com Inc.	3,100	861
* Apollo Group Inc. Class A	30,000	532
Gannett Co. Inc.	21,200	519
Comcast Corp.	10,525	418
CBS Corp. Class B	7,580	371
		66,166
Consumer Staples (9.8%)
PepsiCo Inc.	95,192	7,786
Procter & Gamble Co.	90,294	6,952
Costco Wholesale Corp.	43,500	4,810
Kraft Foods Group Inc.	79,766	4,456
Kimberly-Clark Corp.	45,600	4,430
General Mills Inc.	82,700	4,013
Kroger Co.	110,500	3,817
Wal-Mart Stores Inc.	45,146	3,363
JM Smucker Co.	32,400	3,342
Coca-Cola Co.	81,880	3,284
Philip Morris International Inc.	34,036	2,948
Altria Group Inc.	75,200	2,631
CVS Caremark Corp.	33,900	1,938
* Dean Foods Co.	169,900	1,702
Reynolds American Inc.	5,800	281
Hershey Co.	1,700	152
		55,905
Energy (10.2%)
Exxon Mobil Corp.	211,539	19,113
Chevron Corp.	100,856	11,935
ConocoPhillips	94,959	5,745
Phillips 66	71,479	4,211
Marathon Petroleum Corp.	51,150	3,635

Valero Energy Corp.	94,000	3,268
Tesoro Corp.	56,200	2,940
EOG Resources Inc.	16,200	2,133
Anadarko Petroleum Corp.	15,500	1,332
Schlumberger Ltd.	16,125	1,156
Chesapeake Energy Corp.	41,900	854
Murphy Oil Corp.	8,000	487
Hess Corp.	7,000	465
Ensco plc Class A	7,700	448
Noble Energy Inc.	4,400	264
Cabot Oil & Gas Corp.	1,700	121
		58,107
Financials (17.1%)
Wells Fargo & Co.	271,735	11,215
JPMorgan Chase & Co.	210,179	11,095
Bank of America Corp.	498,853	6,415
Goldman Sachs Group Inc.	36,900	5,581
* American International Group Inc.	123,900	5,538
Citigroup Inc.	108,225	5,192
State Street Corp.	64,700	4,219
Discover Financial Services	86,050	4,099
Allstate Corp.	80,900	3,893
Aflac Inc.	66,300	3,853
Fifth Third Bancorp	206,600	3,729
Morgan Stanley	147,100	3,594
* Berkshire Hathaway Inc. Class B	29,405	3,291
XL Group plc Class A	104,900	3,181
Franklin Resources Inc.	21,000	2,856
Travelers Cos. Inc.	34,000	2,717
Simon Property Group Inc.	13,600	2,148
Ventas Inc.	30,800	2,139
HCP Inc.	45,500	2,068
Weyerhaeuser Co.	68,000	1,937
* Berkshire Hathaway Inc. Class A	11	1,855
Plum Creek Timber Co. Inc.	36,600	1,708
Lincoln National Corp.	46,200	1,685
Regions Financial Corp.	146,200	1,393
Kimco Realty Corp.	57,200	1,226
Public Storage	3,500	537
SunTrust Banks Inc.	5,600	177
Huntington Bancshares Inc.	22,100	174
Ameriprise Financial Inc.	1,600	129
		97,644
Health Care (12.9%)
Pfizer Inc.	309,476	8,668
Johnson & Johnson	74,846	6,426
Merck & Co. Inc.	125,544	5,832
AbbVie Inc.	130,168	5,381
Medtronic Inc.	100,000	5,147
* Biogen Idec Inc.	22,200	4,778
* Celgene Corp.	40,800	4,770
Eli Lilly & Co.	94,587	4,646
Amgen Inc.	46,100	4,548
Baxter International Inc.	60,100	4,163
Cigna Corp.	55,400	4,016
Becton Dickinson and Co.	38,100	3,765

* Mylan Inc.	114,000	3,537
Zimmer Holdings Inc.	45,000	3,372
* Gilead Sciences Inc.	31,800	1,629
Abbott Laboratories	44,900	1,566
* CareFusion Corp.	20,000	737
Zoetis Inc.	22,709	702
		73,683
Industrials (9.9%)
General Electric Co.	539,022	12,500
Boeing Co.	58,900	6,034
Union Pacific Corp.	39,100	6,032
Honeywell International Inc.	71,600	5,681
United Parcel Service Inc. Class B	59,021	5,104
Lockheed Martin Corp.	38,800	4,208
Raytheon Co.	61,100	4,040
Northrop Grumman Corp.	48,016	3,976
Ingersoll-Rand plc	65,000	3,609
Textron Inc.	112,800	2,938
Emerson Electric Co.	19,100	1,042
Avery Dennison Corp.	14,000	599
ADT Corp.	14,200	566
Masco Corp.	21,700	423
United Technologies Corp.	1,286	119
		56,871
Information Technology (18.4%)
Apple Inc.	30,932	12,252
International Business Machines Corp.	55,340	10,576
Cisco Systems Inc.	343,615	8,353
* Google Inc. Class A	8,905	7,840
Microsoft Corp.	209,841	7,246
Oracle Corp.	188,588	5,793
Hewlett-Packard Co.	202,850	5,031
Accenture plc Class A	63,700	4,584
Texas Instruments Inc.	124,700	4,348
Seagate Technology plc	85,600	3,837
Western Digital Corp.	58,900	3,657
Mastercard Inc. Class A	6,200	3,562
Fidelity National Information Services Inc.	83,000	3,556
Motorola Solutions Inc.	58,750	3,392
Symantec Corp.	150,000	3,370
Computer Sciences Corp.	71,300	3,121
* LSI Corp.	396,800	2,833
Applied Materials Inc.	185,700	2,769
* Electronic Arts Inc.	117,400	2,697
* Yahoo! Inc.	85,100	2,137
Intel Corp.	69,953	1,694
QUALCOMM Inc.	22,957	1,402
Visa Inc. Class A	2,900	530
* Cognizant Technology Solutions Corp. Class A	4,800	300
NVIDIA Corp.	18,100	254
		105,134
Materials (3.7%)
Monsanto Co.	47,900	4,733
LyondellBasell Industries NV Class A	62,700	4,154
International Paper Co.	81,000	3,589
PPG Industries Inc.	22,614	3,311

CF Industries Holdings Inc.			15,185	2,604
EI du Pont de Nemours & Co.			24,300	1,276
Dow Chemical Co.			22,700	730
Sherwin-Williams Co.			3,300	583
				20,980
Telecommunication Services (3.3%)
AT&T Inc.			298,435	10,565
Verizon Communications Inc.			135,196	6,806
CenturyLink Inc.			43,800	1,548
				18,919
Utilities (2.8%)
Edison International			76,300	3,675
DTE Energy Co.			50,500	3,384
CMS Energy Corp.			118,500	3,220
Pinnacle West Capital Corp.			49,800	2,762
American Electric Power Co. Inc.			40,900	1,831
Entergy Corp.			15,000	1,045
				15,917
Total Common Stocks (Cost $448,529)				569,326
	Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
2 Vanguard Market Liquidity Fund	0.127%		1,701,710	1,702

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Fannie Mae Discount Notes	0.098%	11/6/13	200	200
Total Temporary Cash Investments (Cost $1,902)				1,902
Total Investments (100.0%) (Cost $450,431)				571,228
Other Assets and Liabilities-Net (0.0%)				(222)
Net Assets (100%)				571,006

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors

Structured Large-Cap Equity Fund

as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	569,326	—	—
Temporary Cash Investments	1,702	200	—
Futures Contracts—Liabilities[1]	(8)	—	—
Total	571,020	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Structured Large-Cap Equity Fund

At June 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2013	11	879	18
S&P 500 Index	September 2013	2	800	(23)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2013, the cost of investment securities for tax purposes was $450,431,000. Net unrealized appreciation of investment securities for tax purposes was $120,797,000, consisting of unrealized gains of $123,030,000 on securities that had risen in value since their purchase and $2,233,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Broad Market Fund

Schedule of Investments
As of June 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (13.4%)
Home Depot Inc.	68,400	5,299
Comcast Corp. Class A	119,291	4,996
Starbucks Corp.	55,900	3,661
Time Warner Inc.	63,300	3,660
TJX Cos. Inc.	66,100	3,309
* DIRECTV	52,700	3,247
Macy's Inc.	59,800	2,870
Gap Inc.	66,200	2,762
Thor Industries Inc.	48,700	2,395
Whirlpool Corp.	20,700	2,367
Brinker International Inc.	60,000	2,366
* PulteGroup Inc.	116,700	2,214
Foot Locker Inc.	61,100	2,146
Dillard's Inc. Class A	25,400	2,082
CBS Corp. Class B	42,200	2,062
Lowe's Cos. Inc.	39,600	1,620
Marriott International Inc. Class A	38,400	1,550
News Corp. Class A	35,300	1,151
* priceline.com Inc.	1,300	1,075
* AMC Networks Inc. Class A	15,300	1,001
Starwood Hotels & Resorts Worldwide Inc.	14,900	942
Gannett Co. Inc.	38,300	937
* Goodyear Tire & Rubber Co.	59,500	910
Hanesbrands Inc.	16,500	848
NIKE Inc. Class B	13,000	828
Wynn Resorts Ltd.	5,700	730
Brunswick Corp.	21,000	671
Ford Motor Co.	38,900	602
GameStop Corp. Class A	13,100	551
Walt Disney Co.	5,700	360
Time Warner Cable Inc.	3,200	360
Cracker Barrel Old Country Store Inc.	3,100	293
McDonald's Corp.	2,311	229
* Jack in the Box Inc.	5,600	220
* O'Reilly Automotive Inc.	1,600	180
* Amazon.com Inc.	500	139
* Starz	682	15
		60,648
Consumer Staples (9.4%)
Philip Morris International Inc.	40,650	3,521
Costco Wholesale Corp.	31,100	3,439
Procter & Gamble Co.	39,351	3,030
Kimberly-Clark Corp.	31,100	3,021
Kroger Co.	86,400	2,984
* Pilgrim's Pride Corp.	187,350	2,799
PepsiCo Inc.	34,200	2,797
JM Smucker Co.	24,200	2,496
Reynolds American Inc.	48,400	2,341

Ingredion Inc.	34,100	2,238
CVS Caremark Corp.	36,300	2,076
Coca-Cola Enterprises Inc.	54,300	1,909
Nu Skin Enterprises Inc. Class A	29,300	1,791
Energizer Holdings Inc.	16,400	1,648
Coca-Cola Co.	39,380	1,580
Kraft Foods Group Inc.	24,800	1,386
* Dean Foods Co.	115,400	1,156
Wal-Mart Stores Inc.	10,065	750
* USANA Health Sciences Inc.	9,700	702
General Mills Inc.	5,500	267
Sanderson Farms Inc.	3,900	259
Herbalife Ltd.	3,200	144
Clorox Co.	1,700	141
		42,475
Energy (9.1%)
Exxon Mobil Corp.	136,920	12,371
Chevron Corp.	67,065	7,936
ConocoPhillips	68,240	4,129
Phillips 66	53,370	3,144
Marathon Petroleum Corp.	39,400	2,800
Valero Energy Corp.	78,500	2,729
Murphy Oil Corp.	38,800	2,363
Tesoro Corp.	44,000	2,302
HollyFrontier Corp.	49,900	2,135
Diamond Offshore Drilling Inc.	15,800	1,087
Schlumberger Ltd.	2,700	193
		41,189
Financials (17.6%)
Wells Fargo & Co.	181,370	7,485
JPMorgan Chase & Co.	141,436	7,466
Goldman Sachs Group Inc.	27,200	4,114
State Street Corp.	49,800	3,248
* American International Group Inc.	71,600	3,201
Morgan Stanley	130,250	3,182
Discover Financial Services	64,900	3,092
Travelers Cos. Inc.	36,800	2,941
Allstate Corp.	59,800	2,878
* Berkshire Hathaway Inc. Class B	25,600	2,865
Fifth Third Bancorp	157,000	2,834
Lincoln National Corp.	76,600	2,794
SunTrust Banks Inc.	87,900	2,775
Citigroup Inc.	45,200	2,168
Bank of America Corp.	157,700	2,028
XL Group plc Class A	55,900	1,695
* World Acceptance Corp.	19,156	1,665
US Bancorp	40,250	1,455
Regions Financial Corp.	148,700	1,417
Ventas Inc.	19,000	1,320
Weyerhaeuser Co.	45,100	1,285
* Portfolio Recovery Associates Inc.	8,300	1,275
Host Hotels & Resorts Inc.	65,500	1,105
Omega Healthcare Investors Inc.	34,900	1,083
Everest Re Group Ltd.	8,400	1,077
Kimco Realty Corp.	48,700	1,044
Lexington Realty Trust	88,700	1,036

Nelnet Inc. Class A	27,800	1,003
Corrections Corp. of America	28,700	972
Plum Creek Timber Co. Inc.	20,800	971
Weingarten Realty Investors	31,500	969
CBL & Associates Properties Inc.	44,400	951
Brandywine Realty Trust	64,400	871
* St. Joe Co.	40,700	857
Retail Properties of America Inc.	57,100	815
National Retail Properties Inc.	23,000	791
Ameriprise Financial Inc.	9,100	736
HCP Inc.	14,800	673
Simon Property Group Inc.	2,200	347
Regency Centers Corp.	5,500	280
Platinum Underwriters Holdings Ltd.	4,300	246
RenaissanceRe Holdings Ltd.	2,700	234
Axis Capital Holdings Ltd.	4,400	201
* Howard Hughes Corp.	1,600	179
RLJ Lodging Trust	7,700	173
		79,797
Health Care (12.1%)
Pfizer Inc.	194,059	5,436
AbbVie Inc.	93,600	3,869
* Biogen Idec Inc.	17,200	3,701
Medtronic Inc.	71,300	3,670
Johnson & Johnson	40,407	3,469
Eli Lilly & Co.	69,220	3,400
Cigna Corp.	43,300	3,139
Baxter International Inc.	43,600	3,020
* Celgene Corp.	25,200	2,946
Becton Dickinson and Co.	29,100	2,876
* Mylan Inc.	85,000	2,638
* CareFusion Corp.	69,300	2,554
Zimmer Holdings Inc.	33,400	2,503
ResMed Inc.	50,100	2,261
* Covance Inc.	26,200	1,995
Zoetis Inc.	62,733	1,938
* Charles River Laboratories International Inc.	42,600	1,748
Omnicare Inc.	31,300	1,493
Merck & Co. Inc.	26,583	1,235
* PAREXEL International Corp.	17,300	795
* United Therapeutics Corp.	3,700	243
Warner Chilcott plc Class A	4,800	95
		55,024
Industrials (11.5%)
General Electric Co.	356,980	8,278
Boeing Co.	42,950	4,400
Union Pacific Corp.	28,200	4,351
Raytheon Co.	45,800	3,028
Northrop Grumman Corp.	35,530	2,942
Ingersoll-Rand plc	50,100	2,781
* Delta Air Lines Inc.	148,100	2,771
Lockheed Martin Corp.	25,400	2,755
Honeywell International Inc.	32,800	2,602
Masco Corp.	125,700	2,450
Textron Inc.	85,900	2,238
* Alaska Air Group Inc.	32,300	1,680

CNH Global NV	36,700	1,529
United Parcel Service Inc. Class B	17,300	1,496
Dun & Bradstreet Corp.	14,900	1,452
Emerson Electric Co.	23,100	1,260
Avery Dennison Corp.	29,100	1,244
Towers Watson & Co. Class A	15,000	1,229
Flowserve Corp.	21,900	1,183
* US Airways Group Inc.	39,100	642
Deluxe Corp.	18,300	634
Cintas Corp.	13,200	601
L-3 Communications Holdings Inc.	5,200	446
* Terex Corp.	5,400	142
		52,134
Information Technology (16.9%)
Apple Inc.	18,320	7,256
International Business Machines Corp.	37,342	7,136
Microsoft Corp.	134,297	4,637
Cisco Systems Inc.	179,350	4,360
Hewlett-Packard Co.	150,100	3,722
Mastercard Inc. Class A	6,400	3,677
* Google Inc. Class A	3,900	3,433
Accenture plc Class A	45,300	3,260
Texas Instruments Inc.	83,100	2,898
Western Digital Corp.	46,000	2,856
Symantec Corp.	115,700	2,600
Motorola Solutions Inc.	44,200	2,552
* Alliance Data Systems Corp.	12,900	2,335
* Cadence Design Systems Inc.	158,300	2,292
Fidelity National Information Services Inc.	52,400	2,245
Computer Sciences Corp.	50,800	2,224
* Unisys Corp.	97,500	2,152
* Gartner Inc.	37,400	2,131
* Anixter International Inc.	27,400	2,077
Heartland Payment Systems Inc.	50,900	1,896
* LSI Corp.	255,100	1,821
* Freescale Semiconductor Ltd.	110,900	1,503
* Manhattan Associates Inc.	12,700	980
* Electronic Arts Inc.	38,900	894
* Brocade Communications Systems Inc.	148,800	857
Harris Corp.	17,000	837
MAXIMUS Inc.	11,100	827
Oracle Corp.	22,448	690
NVIDIA Corp.	46,300	650
Intel Corp.	23,990	581
QUALCOMM Inc.	7,000	428
* Zebra Technologies Corp.	4,400	191
* Applied Micro Circuits Corp.	21,700	191
* Silicon Image Inc.	30,000	175
* Sanmina Corp.	11,300	162
		76,526
Materials (3.6%)
Monsanto Co.	33,900	3,349
PPG Industries Inc.	19,250	2,819
Sherwin-Williams Co.	15,500	2,737
International Paper Co.	59,500	2,637
CF Industries Holdings Inc.	11,250	1,929

Packaging Corp. of America			26,800	1,312
LyondellBasell Industries NV Class A			13,800	914
Westlake Chemical Corp.			8,800	849
				16,546
Telecommunication Services (2.8%)
AT&T Inc.			199,929	7,077
Verizon Communications Inc.			113,857	5,732
				12,809
Utilities (3.0%)
Edison International			56,300	2,711
PG&E Corp.			56,900	2,602
DTE Energy Co.			37,800	2,533
CMS Energy Corp.			65,600	1,782
UGI Corp.			39,900	1,561
Pinnacle West Capital Corp.			17,300	960
American States Water Co.			13,100	703
Ameren Corp.			18,900	651
Black Hills Corp.			6,100	297
				13,800
Total Common Stocks (Cost $363,763)				450,948
	Coupon
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
2 Vanguard Market Liquidity Fund	0.127%		2,581,558	2,582

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Federal Home Loan Bank Discount Notes	0.095%	10/4/13	100	100
[4,5] Freddie Mac Discount Notes	0.095%	11/18/13	100	100
				200
Total Temporary Cash Investments (Cost $2,782)				2,782
Total Investments (100.0%) (Cost $366,545)				453,730
Other Assets and Liabilities-Net (0.0%)				(95)
Net Assets (100%)				453,635

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

Structured Broad Market Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	450,948	—	—
Temporary Cash Investments	2,582	200	—
Futures Contracts—Liabilities[1]	(12)	—	—
Total	453,518	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Structured Broad Market Fund

At June 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2013	33	2,639	46

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2013, the cost of investment securities for tax purposes was $366,545,000. Net unrealized appreciation of investment securities for tax purposes was $87,185,000, consisting of unrealized gains of $90,236,000 on securities that had risen in value since their purchase and $3,051,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD QUANTITATIVE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 20, 2013
VANGUARD QUANTITATIVE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 20, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444,
Incorporated by Reference.